UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  9/30/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

September 30, 2012

1-855-DRP-5155

(1-800-377-5155)

www.riskparadigmgroup.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Diversified Risk Parity Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2012

The Fund's performance figures* for the period ending September 30, 2012, compared to its benchmarks:

	Six Months		Since Inception **
Diversified Risk Parity Fund - Class A	1.31%		(5.09)%
Diversified Risk Parity Fund - Class A (with load of 5.75%)	(4.54)%		(8.84)%
Diversified Risk Parity Fund - Class I	1.41%		(4.40)%
HFRI Fund of Funds Composite Index ***	0.05%		(3.35)%
S&P 500 Total Return Index ****	3.42%		8.21%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-377-5155

** Inception date is April 11, 2011.

*** HFRI Fund of Funds Composite Index - A performance index with 650 constituent Funds. All have a minimum of $50 Million in Assets and/or 12 month track record. The index is calculated three times per month and are equal-weight for a more general picture of performance.

**** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. The Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. You cannot invest directly in an index.

Top Ten Holdings by Industry		% of Net Assets
Other, Cash & Cash Equivalents		100.0%
		100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Diversified Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012

Shares		Value
SHORT-TERM INVESTMENTS - 59.2%
MONEY MARKET FUND - 59.2%
10,123,659	BlackRock Liquidity Funds Treasury Trust Fund Portfolio (Cost - $10,123,659)	$ 10,123,659

	TOTAL INVESTMENTS - 59.2% (Cost - $10,123,659) (a)	$ 10,123,659
	OTHER ASSETS AND LIABILITIES - NET - 40.8%	6,984,378
	TOTAL NET ASSETS - 100.0%	$ 17,108,037

(a) Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ -
	Unrealized depreciation	-
	Net unrealized appreciation	$ -

Unrealized Gain (Loss)
Swap
	Proprietary Custom Index Swap with Citigroup Global Markets - November 1, 2012 - to receive Total Returns vs. Libor + 0.80% accrued and payable monthly (Notional Value $36,672,792)	$ 12,672

Diversified Risk Parity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2012

ASSETS
Investment securities:
At cost	$ 10,123,659
At value	$ 10,123,659
Collateral Cash *	7,000,000
Unrealized appreciation on swaps	12,672
Interest receivable	84
Prepaid expenses and other assets	16,605
TOTAL ASSETS	17,153,020

LIABILITIES
Payable for fund shares redeemed	14,322
Investment advisory fees payable	14,593
Fees payable to other affiliates	9,905
Distribution (12b-1) fees payable	97
Accrued expenses and other liabilities	6,066
TOTAL LIABILITIES	44,983
NET ASSETS	$ 17,108,037

Net Assets Consist Of:
Paid in capital	$ 17,213,212
Undistributed net investment loss	(96,237)
Accumulated net realized loss from security transactions and swap contracts	(21,610)
Net unrealized appreciation of swap contracts	12,672
NET ASSETS	$ 17,108,037

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 508,900
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	54,942

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 9.26

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 9.82

Class I Shares:
Net Assets	$ 16,599,137
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,772,815

Net asset value (Net Assets ÷ Shares Outstanding), offering price	$ 9.36

* Pledged as collateral for swap agreement.

See accompanying notes to financial statements.

Diversified Risk Parity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2012

INVESTMENT INCOME
Interest	$ 125

EXPENSES
Investment advisory fees	146,217
Administrative services fees	21,936
Transfer agent fees	19,633
Accounting services fees	16,069
Registration fees	12,000
Compliance officer fees	7,947
Audit fees	7,450
Printing and postage expenses	4,523
Legal fees	4,097
Custodian fees	3,668
Trustees' fees and expenses	2,133
Non 12b-1 shareholder service fees	1,896
Distribution (12b-1) fees:
Class A	690
Insurance expense	118
Other expenses	2,569
TOTAL EXPENSES	250,946

Less: Fees waived/reimbursed by the Advisor	(72,328)

NET EXPENSES	178,618

NET INVESTMENT LOSS	(178,493)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) from:
Swaps	243,092

Net change in unrealized appreciation (depreciation) from:
Swaps	94,928

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	338,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 159,527

See accompanying notes to financial statements.

Diversified Risk Parity Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Period Ended
	September 30, 2012	March 31,
	(Unaudited)	2012 (a)
FROM OPERATIONS
Net investment loss	$ (178,493)	$ (170,014)
Net realized gain (loss) from security transactions	243,092	(208,934)
Net change in unrealized appreciation (depreciation) on investments	94,928	(82,256)
Net increase (decrease) in net assets resulting from operations	159,527	(461,204)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	342,432	627,006
Class I	2,835,586	28,803,331
Payments for shares redeemed:
Class A	(453,032)	(50)
Class I	(7,229,309)	(7,516,250)
Net increase (decrease) in net assets from shares of beneficial interest	(4,504,323)	21,914,037

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,344,796)	21,452,833

NET ASSETS
Beginning of Period	21,452,833	-
End of Period *	$ 17,108,037	$ 21,452,833
* Includes undistributed net investment income (loss) of:	$ (96,237)	$ 82,256

SHARE ACTIVITY
Class A:
Shares Sold	37,472	67,303
Shares Redeemed	(49,828)	(5)
Net increase (decrease) in shares of beneficial interest outstanding	(12,356)	67,298

Class I:
Shares Sold	310,538	3,064,135
Shares Redeemed	(796,000)	(805,858)
Net increase (decrease) in shares of beneficial interest outstanding	(485,462)	2,258,277

(a) The Diversified Risk Parity Fund commenced operations on April 11, 2011.

See accompanying notes to financial statements.

Diversified Risk Parity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A
	Six Months Ended	Period Ended
	September 30, 2012	March 31,
	(Unaudited)	2012 (1)

Net asset value, beginning of period	$ 9.14	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.10)	(0.19)
Net realized and unrealized gain (loss) on investments	0.22	(0.67)
Total from investment operations	0.12	(0.86)

Net asset value, end of period	$ 9.26	$ 9.14

Total return (3,4)	1.31%	(8.60)%

Net assets, end of period (000s)	$ 509	$ 615

Ratio of gross expenses to average net assets (5,6,7)	2.98%	2.73%
Ratio of net expenses to average net assets (5,6)	2.20%	2.20%
Ratio of net investment loss to average net assets (5,6)	(2.20)%	(2.16)%

Portfolio Turnover Rate (4)	0%	600%

(1)	The Diversified Risk Parity Fund commenced operations on April 11, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of distributions.
(4) Not Annualized.
(5) Annualized.
(6)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Diversified Risk Parity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class I
	Six Months Ended	Period Ended
	September 30, 2012	March 31,
	(Unaudited)	2012 (1)

Net asset value, beginning of period	$ 9.23	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.09)	(0.16)
Net realized and unrealized gain (loss) on investments	0.22	(0.61)
Total from investment operations	0.13	(0.77)

Net asset value, end of period	$ 9.36	$ 9.23

Total return (3,4)	1.41%	(7.70)%

Net assets, end of period (000s)	$ 16,599	$ 20,838

Ratio of gross expenses to average net assets (5,6,7)	2.74%	3.41%
Ratio of net expenses to average net assets (5,6)	1.95%	1.95%
Ratio of net investment loss to average net assets (5,6)	(1.95)%	(1.76)%

Portfolio Turnover Rate (4)	0%	600%

(1)	The Diversified Risk Parity Fund commenced operations on April 11, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of distributions.
(4) Not Annualized.
(5) Annualized.
(6)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2012

1.

ORGANIZATION

The Diversified Risk Parity (the “Fund”) is a separate diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s primary investment objective is capital appreciation with lower volatility than broad equity markets. The Fund commenced operations on April 11, 2011.

The Fund currently offers Class A shares and Class I shares. Class C shares of the Fund is currently not available. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at Net Asset Value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of September 30, 2012 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 10,123,659	$ -	$ -	$ 10,123,659
Swap Contract	-	12,672	-	12,672
Total	$ 10,123,659	$ 12,672	$ -	$ 10,136,331

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – For the period April 11, 2011 (commencement of operations) through March 31, 2012, the Fund did not qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, because it did not meet the income test. Accordingly, the Fund will file as a “C” corporation for the period ended March 31, 2012. As a “C” corporation, the Fund is subject to federal income taxes on any taxable income for that period. Currently the maximum marginal federal tax rate for a corporation is 35%. However, the Fund had a net loss for that period and consequently did not incur any tax liability. The Code contains procedures to allow a fund that does not meet the requirements to be taxed as a RIC to re-establish its status as a RIC if it marks to market its appreciated security positions in its tax period immediately preceding re-election or if it pays tax on realized “built in gains” over the succeeding ten year period. Further, the Code contains an exception from the mark to market and built in gains tax for RICs that meet certain requirements. Management of the Fund believes the Fund meets these requirements and plans for the Fund to re-elect RIC status for the year ending March 31, 2013. Therefore, no provision has been made for federal income or excise taxes.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years 2011 and 2012. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.   Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.   The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction.   Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $0, respectively.

4.  INVESTMENT ADVISORY AGREEMENT

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Risk Paradigm Group, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 2.20% and 1.95% of the daily average net assets attributable to the Class A and Class I shares, respectively.  For the period ended September 30, 2012, the Advisor waived fees in the amount of $72,328.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A and Class I shares are subsequently less than 2.20% and 1.95%, respectively, of average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.20% and 1.95% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 2.20% and 1.95%, respectively, of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of September 30, 2012, the Advisor has $138,854 of waived expenses that may be recovered no later than March 31, 2015.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

regardless of 12B-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. During the period ended September 30, 2012, the Distributor did not receive underwriting commissions for sales of Class A shares.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

5. TAX COMPONENTS OF CAPITAL

Deferred taxes reflect (i) taxes computed on unrealized gains/(losses) on investments and (ii) the net tax effects of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. The Fund has made a determination that it is more likely than not that it will qualify as a regulated investment company in future years and distribute all of its future net taxable income and net capital gains to shareholders, so as not to be subject to federal income or excise taxes.

As of March 31, 2012, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Unrealized	Total
Ordinary	Long-Term	Loss	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (264,702)	$ -	$ (264,702)

Deferred tax assets:
Net unrealized depreciation on investments in securities	$ 28,790
Valuation allowance	(28,790)
Net deferred tax assets	$ -

Diversified Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2012

The difference between book basis and tax basis unrealized depreciation and undistributed net investment income are primarily attributable to the marked-to-market on swap contracts. The Fund has put a valuation allowance against the deferred tax asset because it intends to qualify as a RIC in the following year.

At March 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains of $264,702, which will expire on March 31, 2017.

Permanent book and tax differences, primarily attributable to adjustments for real estate investment trusts, partnerships, grantor trusts, swap contracts and net operating losses, resulted in reclassifications for the period ended March 31, 2012 as follows: a decrease in paid-in capital of $196,502, a decrease in accumulated net investment loss of $252,270 and an increase in accumulated net realized loss on investments and swap contracts of $55,768. It is the Fund’s intention to re-elect and to qualify as a RIC in future years, therefore the Fund has opted to reclass net operating losses of $170,502 to paid in capital.

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in BlackRock Liquidity Funds Treasury Trust Fund Portfolio, (the “BlackRock Portfolio”). The BlackRock Portfolio is a separate diversified series of shares of beneficial interest of BlackRock Liquidity Funds, organized as a Maryland business trust and is registered under the 1940 Act, as an open-end management investment company.  The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Portfolio.  The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at BlackRock website www2.blackrock.com/US.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2012 the percentage of the Funds’ net assets invested in the BlackRock Portfolio was 59.2%.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Diversified Risk Parity Fund

Expense Example (Unaudited)

September 30, 2012

As a shareholder of Diversified Risk Parity Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Diversified Risk Parity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Diversified Risk Parity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized	Account Value	Account Value	During Period *
Actual	Expense Ratio	4/1/2012	9/30/2012	4/1/12 – 9/30/12
A Class	2.20%	$1,000.00	$1,013.10	$11.10
I Class	1.95%	$1,000.00	$1,014.10	$9.85

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized	Account Value	Account Value	During Period *
(5% return before expenses)	Expense Ratio	4/1/2012	9/30/2012	4/1/12 – 9/30/12
A Class	2.20%	$1,000.00	$1,014.04	$11.11
I Class	0.10%	$1,000.00	$1,015.29	$9.85

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Diversified Risk Parity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2012

Approval of Advisory Agreement –Diversified Risk Parity Fund*

In connection with a regular meeting held on February 23, 2011, the Board of Trustees of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons of any party to the investment advisory agreement (the "Independent Trustees") (the “Board”), discussed the approval of an investment advisory agreement (the "Advisory Agreement") between Risk Paradigm Group, LLC (the "Adviser") and the Trust, on behalf of the Diversified Risk Parity Fund (the "Fund"). In considering the proposed Advisory Agreement, the Board had previously received materials specifically relating to the Advisory Agreement from the Adviser. A representative of the Adviser presented information regarding the Fund, the Adviser and the Advisory Agreement to the Board; discussed the Adviser’s client base and assets under management; and was available to answer questions from the Trustees.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Board noted that at the December 13, 2010 Board meeting, the Trustees had previously reviewed materials regarding the Fund, provided by the Adviser relating to the Advisory Agreement with the Trust and that the Trustees had deferred approval of the Advisory Agreement to allow the Adviser to make certain revisions to its compliance program.  The Adviser again presented materials for the Board’s approval, and the Independent Trustees discussed in executive session with Fund Counsel and the CCO.  The Trustees discussed the nature of the Adviser's operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel.  The Board reviewed the capitalization of the Adviser based on financial statement provided by the Adviser in the Board Materials and other representations made by the Adviser and concluded that the Adviser was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  However, the Board considered the performance, since May 2010, of Risk Paradigm’s Diversity Risk Parity Portfolio as compared to the S&P 500 Index and HFRI Fund of Funds Index. The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.60% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund's advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, It was the consensus of the Board that based on the anticipated size of the Fund for the initial two years of the Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund's expense limitation agreement and its expected asset levels, they were satisfied that the Adviser's level of profitability from its relationship with the Fund would not be excessive.

Diversified Risk Parity Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2012

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure of the Fund is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-377-5155 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-377-5155

INVESTMENT ADVISOR

Risk Paradigm Group, LLC

5900 Southwest Parkway

Building 5, Suite 500

Austin, TX 78735

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not Applicable.

Item 3. Audit Committee Financial Expert.  Not Applicable.

Item 4. Principal Accountant Fees and Services.   Not Applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/12

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/5/12